H5 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fees to Auditors

Fees to auditors

	PwC	Others	Total
2018
Audit fees	98	4	102
Audit-related fees	11	2	13
Tax fees	9	2	11
Other fees	9	6	15

Total	127	14	141

2017
Audit fees	89	2	91
Audit-related fees	11	—	11
Tax fees	13	4	17
Other fees	9	7	16

Total	122	13	135

2016
Audit fees	90	3	93
Audit-related fees	10	—	10
Tax fees	10	8	18
Other fees	16	11	27

Total	126	22	148